Business Segment (Details) - Schedule of Income, and Assets and Liabilities by Segment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	$ 1,920,792	$ 2,266,129	$ 1,574,022
Net commissions income	534,032	522,132	455,028
Net financial income	469,553	306,824	170,979
Other income	78,802	34,507	23,049
Income attributable to investments in other companies	13,409	13,031	1,793
Operating income, before expected credit losses	3,016,588	3,142,623	2,224,871
Expenses for expected credit losses	(201,944)	(412,130)	(19,172)
Total operating income, after expected credit losses	2,814,644	2,730,493	2,205,699
Expenses from salaries and employee benefits	(582,684)	(528,226)	(450,952)
Administrative expenses	(408,844)	(355,274)	(324,625)
Depreciation and amortization	(92,308)	(84,205)	(76,798)
Impairment of non-financial assets	(1,762)	(77)	(1,690)
Other operating expenses	(32,905)	(27,701)	(19,348)
Total operating expenses	(1,118,503)	(995,483)	(873,413)
Net operating income	1,696,141	1,735,010	1,332,286
Income taxes	(322,114)	(289,209)	(275,969)
Net income after taxes	1,374,027	1,445,801	1,056,317
Assets	55,256,441	54,553,267	51,149,548
Current and deferred taxes	461,600	555,587	276,400
Total assets	55,718,041	55,108,854	51,425,948
Liabilities	49,635,288	49,676,485	46,494,693
Current and deferred taxes	808	932	112,283
Total liabilities	49,636,096	49,677,417	46,606,976
Retail [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	1,412,392	1,446,658	1,083,179
Net commissions income	326,857	301,587	260,416
Net financial income	10,771	8,248	15,211
Other income	56,597	22,506	16,653
Income attributable to investments in other companies	9,624	9,471	(452)
Operating income, before expected credit losses	1,816,241	1,788,470	1,375,007
Expenses for expected credit losses	(373,448)	(323,364)	(257,547)
Total operating income, after expected credit losses	1,442,793	1,465,106	1,117,460
Expenses from salaries and employee benefits	(375,654)	(339,850)	(289,103)
Administrative expenses	(330,287)	(272,748)	(252,858)
Depreciation and amortization	(76,899)	(69,100)	(62,728)
Impairment of non-financial assets	(1,773)	(9)	(30)
Other operating expenses	(23,879)	(17,095)	(13,776)
Total operating expenses	(808,492)	(698,802)	(618,495)
Net operating income	634,301	766,304	498,965
Assets	22,920,254	21,676,597	20,515,244
Liabilities	18,650,882	17,586,680	16,779,925
Wholesale [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	780,957	863,104	472,520
Net commissions income	80,056	73,259	67,343
Net financial income	54,902	57,389	49,864
Other income	25,995	11,816	9,456
Income attributable to investments in other companies	3,366	3,180	2,075
Operating income, before expected credit losses	945,276	1,008,748	601,258
Expenses for expected credit losses	9,443	(103,745)	(98,516)
Total operating income, after expected credit losses	954,719	905,003	502,742
Expenses from salaries and employee benefits	(115,731)	(102,395)	(82,706)
Administrative expenses	(76,104)	(66,547)	(58,940)
Depreciation and amortization	(8,476)	(8,540)	(8,107)
Impairment of non-financial assets	(5)	(122)	(1,169)
Other operating expenses	(8,390)	(10,202)	(5,073)
Total operating expenses	(208,706)	(187,806)	(155,995)
Net operating income	746,013	717,197	346,747
Assets	13,226,319	13,576,675	12,806,409
Liabilities	10,357,679	10,151,503	10,530,749
Treasury [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	(292,471)	(60,758)	(1,416)
Net commissions income	(2,235)	(2,280)	(2,288)
Net financial income	336,515	172,949	51,918
Other income
Income attributable to investments in other companies	342	279	118
Operating income, before expected credit losses	42,151	110,190	48,332
Expenses for expected credit losses	2,754	(8,009)	(1,002)
Total operating income, after expected credit losses	44,905	102,181	47,330
Expenses from salaries and employee benefits	(2,558)	(2,644)	(2,156)
Administrative expenses	(1,904)	(1,771)	(1,360)
Depreciation and amortization	(309)	(424)	(365)
Impairment of non-financial assets
Other operating expenses	(3)		(21)
Total operating expenses	(4,774)	(4,839)	(3,902)
Net operating income	40,131	97,342	43,428
Assets	18,215,123	18,587,455	17,412,551
Liabilities	21,005,581	22,167,730	19,640,221
Subsidiaries [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	(11,162)	(13,592)	(847)
Net commissions income	173,227	174,246	159,628
Net financial income	66,521	64,933	34,070
Other income	3,400	3,530	3,075
Income attributable to investments in other companies	1,100	650	499
Operating income, before expected credit losses	233,086	229,767	196,425
Expenses for expected credit losses
Total operating income, after expected credit losses	233,086	229,767	196,425
Expenses from salaries and employee benefits	(88,761)	(83,356)	(77,004)
Administrative expenses	(39,037)	(34,474)	(30,559)
Depreciation and amortization	(6,624)	(6,141)	(5,598)
Impairment of non-financial assets	16	54	(223)
Other operating expenses	(1,603)	(1,501)	(1,709)
Total operating expenses	(136,009)	(125,418)	(115,093)
Net operating income	97,077	104,349	81,332
Assets	986,697	925,064	958,447
Liabilities	777,170	727,529	770,228
Subtotal [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	1,889,716	2,235,412	1,553,436
Net commissions income	577,905	546,812	485,099
Net financial income	468,709	303,519	151,063
Other income	85,992	37,852	29,184
Income attributable to investments in other companies	14,432	13,580	2,240
Operating income, before expected credit losses	3,036,754	3,137,175	2,221,022
Expenses for expected credit losses	(361,251)	(435,118)	(357,065)
Total operating income, after expected credit losses	2,675,503	2,702,057	1,863,957
Expenses from salaries and employee benefits	(582,704)	(528,245)	(450,969)
Administrative expenses	(447,332)	(375,540)	(343,717)
Depreciation and amortization	(92,308)	(84,205)	(76,798)
Impairment of non-financial assets	(1,762)	(77)	(1,422)
Other operating expenses	(33,875)	(28,798)	(20,579)
Total operating expenses	(1,157,981)	(1,016,865)	(893,485)
Net operating income	1,517,522	1,685,192	970,472
Income taxes	(273,887)	(275,757)	(178,280)
Net income after taxes	1,243,635	1,409,435	792,192
Assets	55,348,393	54,765,791	51,692,651
Current and deferred taxes	681,012	726,910	435,123
Total assets	56,029,405	55,492,701	52,127,774
Liabilities	50,791,312	50,633,442	47,721,123
Current and deferred taxes	808	932	113,129
Total liabilities	50,792,120	50,634,374	47,834,252
Reclassifications and adjustments to conform IFRS [Member]
Schedule of Income, and Assets and Liabilities by Segment [Line Items]
Net interest income and UF indexation	31,076	30,717	20,586
Net commissions income	(43,873)	(24,680)	(30,071)
Net financial income	844	3,305	19,916
Other income	(7,190)	(3,345)	(6,135)
Income attributable to investments in other companies	(1,023)	(549)	(447)
Operating income, before expected credit losses	(20,166)	5,448	3,849
Expenses for expected credit losses	159,307	22,988	337,893
Total operating income, after expected credit losses	139,141	28,436	341,742
Expenses from salaries and employee benefits	20	19	17
Administrative expenses	38,488	20,266	19,092
Depreciation and amortization
Impairment of non-financial assets			(268)
Other operating expenses	970	1,097	1,231
Total operating expenses	39,478	21,382	20,072
Net operating income	178,619	49,818	361,814
Income taxes	(48,227)	(13,452)	(97,689)
Net income after taxes	130,392	36,366	264,125
Assets	(91,952)	(212,524)	(543,103)
Current and deferred taxes	(219,412)	(171,323)	(158,723)
Total assets	(311,364)	(383,847)	(701,826)
Liabilities	(1,156,024)	(956,957)	(1,226,430)
Current and deferred taxes			(846)
Total liabilities	$ (1,156,024)	$ (956,957)	$ (1,227,276)